ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW HORIZONS FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 17.8%
Diversified Consumer Services 2.8%
Apollo Group, Class A (1)	2,122,551	104,514
Laureate (1)	1,750,000	83,755
		188,269
Hotels, Restaurants & Leisure 5.2%
BJ's Restaurants (1)	540,900	11,905
Orient-Express, Class A	600,000	22,428
Panera Bread, Class A (1)	1,250,000	72,812
PF Chang's China Bistro (1)	1,000,000	34,710
Rare Hospitality International (1)	1,350,000	41,256
Red Robin Gourmet Burgers (1)	500,000	23,055
Shuffle Master (1)	650,000	17,557
Sonic (1)	1,400,000	31,654
Station Casinos	784,000	45,339
Texas Roadhouse, Class A (1)	151,000	1,854
WMS Industries (1)	1,500,000	43,815
		346,385
Household Durables 2.5%
Meritage (1)	588,000	24,467
Ryland Group	980,000	42,346
Toll Brothers (1)	3,478,000	97,662
		164,475
Internet & Catalog Retail 0.5%
Blue Nile (1)	412,875	15,008
priceline.com (1)	486,000	17,880
		32,888
Leisure Equipment & Products 0.2%
MarineMax (1)	600,000	15,270
		15,270
Media 1.3%
Catalina Marketing	1,175,000	32,313
Cox Radio, Class A (1)	79,900	1,226
Entercom Communications	735,000	18,522
Radio One, Class D (1)	784,000	4,900
Regent Communications (1)	1,715,000	6,500
Spanish Broadcasting, Class A (1)	1,800,000	7,866
TiVo (1)	1,000,000	7,590
XM Satellite Radio Holdings, Class A (1)	775,000	9,990
		88,907
Specialty Retail 5.0%
AC Moore Arts & Crafts (1)(2)	1,000,000	19,030
AnnTaylor Stores (1)	1,059,900	44,367
Christopher & Banks (2)	1,960,000	57,781
Hibbett Sporting Goods (1)	200,000	5,236
Hot Topic (1)	980,000	10,917
J Crew Group (1)	153,200	4,607
O'Reilly Automotive (1)	3,550,000	117,896
Petco (1)	782,100	22,399
Select Comfort (1)	485,550	10,624
The Finish Line, Class A	1,100,000	13,882
Zumiez (1)	900,000	24,300
		331,039
Textiles, Apparel & Luxury Goods 0.3%
Under Armour (1)	500,000	20,010
		20,010

Total Consumer Discretionary		1,187,243
CONSUMER STAPLES 0.6%

Food & Staples Retailing 0.6%
Pantry (1)	750,000	42,277
Total Consumer Staples		42,277
ENERGY 6.9%

Energy Equipment & Services 5.3%
BJ Services	570,000	17,174
Cameron International (1)	475,000	22,947
FMC Technologies (1)	1,500,000	80,550
Grant Prideco (1)	1,600,000	60,848
Helmerich & Payne	650,000	14,970
Hydril (1)	663,000	37,168
Key Energy Services (1)	1,470,000	19,992
National Oilwell Varco (1)	450,000	26,347
Oil States International (1)	700,000	19,250
Smith International	392,000	15,210
Union Drilling (1)	406,000	4,466
W-H Energy Services (1)	775,000	32,139
		351,061
Oil, Gas & Consumable Fuels 1.6%
Bill Barrett (1)	1,150,000	28,244
Cimarex Energy	525,000	18,475
Encore Acquisition (1)	961,600	23,405
Foundation Coal Holdings	700,000	22,659
Mariner Energy (1)	500,000	9,185
Verasun Energy (1)	500,000	8,025
		109,993

Total Energy		461,054

FINANCIALS 6.7%

Capital Markets 2.6%
Affiliated Managers Group (1)	560,600	56,122
Cohen & Steers	300,000	9,708
GFI Group (1)	202,000	11,169
Greenhill	250,000	16,755
Investors Financial Services	322,500	13,893
Legg Mason	500,000	50,430
optionsXpress	255,000	7,109
Penson Worldwide (1)	400,000	7,180
Thomas Weisel Partners (1)	305,000	4,895
		177,261
Commercial Banks 1.6%
Boston Private Financial	350,000	9,758
Prosperity Bancshares	300,000	10,212
Signature Bank (1)	571,400	17,673
SVB Financial Group (1)	300,000	13,392
Texas Capital Bancshares (1)	800,000	14,976
UCBH Holdings	2,250,000	39,285
		105,296
Consumer Finance 0.2%
Advance America Cash Advance Centers	733,500	10,577
		10,577
Diversified Financial Services 0.5%
Endeavor Acquisition, Equity Units (1)(2)	1,490,000	12,553
IntercontinentalExchange (1)	160,000	12,011
International Securities Exchange, Class A	178,000	8,347
		32,911
Insurance 1.6%
Direct General	343,000	4,617
Hub International	500,000	14,460
Infinity Property & Casualty	931,000	38,292
James River Group (1)	244,200	7,167
MaxRe Capital	1,000,000	22,960
National Financial Partners	400,000	16,412
		103,908
Real Estate Management & Development 0.0%
HouseValues (1)	490,000	2,862
		2,862
Thrifts & Mortgage Finance 0.2%
Delta Financial (2)	1,750,000	16,030
		16,030

Total Financials		448,845
HEALTH CARE 21.3%

Biotechnology 6.5%
Acadia Pharmaceuticals (1)(2)	1,125,000	9,720
Acadia Pharmaceuticals, Warrants, 4/1/10 (1)(2)(3)	520,000	64
Alexion Pharmaceutical (1)	750,000	25,485
Alkermes (1)	1,613,500	25,574
Altus Pharmaceuticals (1)	457,145	7,301
Cephalon (1)	600,000	37,050
Combinatorx (1)(2)	500,000	3,115
Cubist Pharmaceuticals (1)	875,000	19,022
deCode genetics (1)	2,688,000	14,784
EXACT Sciences (1)	392,000	796
Human Genome Sciences (1)	1,200,000	13,848
ICOS (1)	550,000	13,783
Incyte Genomics (1)	3,000,000	12,690
Infinity Pharmaceuticals (1)	512,500	6,919
Inhibitex (1)	1,000,000	1,530
InterMune (1)	461,900	7,584
Mannkind (1)	117,000	2,223
Mannkind, Warrants, 8/5/10 (1)(3)	314,000	425
Martek Biosciences (1)	800,000	17,208
Memory Pharmaceuticals (1)	400,000	408
Momenta Pharmaceuticals (1)	1,300,000	17,576
Myogen (1)	1,000,000	35,080
Myogen, Warrants, 9/29/09 (1)(3)	113,000	3,083
Myriad Genetics (1)	1,050,000	25,882
Neurocrine Biosciences (1)	906,000	9,740
ONYX Pharmaceuticals (1)	212,500	3,674
Panacos Pharmaceuticals (1)	1,025,000	5,084
Pharmion (1)	1,000,000	21,550
Psivida Limited ADS (1)(2)	877,553	1,790
Senomyx (1)(2)	1,600,000	24,592
Theravance (1)	750,000	20,280
Vertex Pharmaceuticals (1)	1,300,000	43,745
Vion Pharmaceuticals (1)	514,396	561
		432,166
Health Care Equipment & Supplies 2.9%
Analogic	83,700	4,295
Cerus (1)	1,205,000	6,688
Conor Medsystems (1)	122,000	2,876
EV3 (1)	400,000	6,804
Greatbatch (1)	500,000	11,310
Immucor (1)	1,500,000	33,615
Integra LifeSciences (1)	533,100	19,981
Northstar Neuroscience (1)	300,000	3,960
Nxstage Medical (1)	310,000	2,719
ResMed (1)	1,050,000	42,262
Respironics (1)	1,278,400	49,359
Stereotaxis (1)	750,000	7,762
Symmetry Medical (1)	73,000	1,102
		192,733
Health Care Providers & Services 10.3%
AMERIGROUP (1)	933,300	27,579
Centene (1)	1,250,000	20,550
Community Health System (1)	1,000,000	37,350
Coventry Health Care (1)	1,919,000	98,867
DaVita (1)	2,500,000	144,675
HealthExtras (1)	350,000	9,909
Healthways (1)	250,000	11,150
Henry Schein (1)	3,750,000	188,025
LCA-Vision	800,000	33,048
LifePoint Hospitals (1)	600,000	21,192
Omnicare	600,000	25,854
Sunrise Senior Living (1)	200,000	5,974
Symbion (1)	750,000	13,770
United Surgical Partners International (1)	750,000	18,622
VCA Antech (1)	932,300	33,619
Visicu (1)	38,500	345
		690,529
Health Care Technology 0.2%
HealthStream (1)(2)	2,357,000	8,178
WebMD Health (1)	120,000	4,121
		12,299
Life Sciences Tools & Services 0.5%
Diversa (1)	1,500,000	12,030
Exelixis (1)	1,700,000	14,807
Illumina (1)	250,000	8,260
		35,097
Pharmaceuticals 0.9%
Adolor (1)	700,000	9,709
Alexza Pharmaceuticals (1)	368,100	2,993
Atherogenics (1)	833,000	10,971
Inspire Pharmaceuticals (1)	1,200,000	6,108
Medicines Company (1)	1,197,500	27,015
		56,796

Total Health Care		1,419,620
INDUSTRIALS & BUSINESS SERVICES 16.3%

Aerospace & Defense 2.7%
Argon (1)	637,000	15,269
Armor Holdings (1)	975,000	55,897
HEICO, Class A	725,000	21,061
Moog, Class A (1)	1,250,200	43,332
MTC Technologies (1)	200,000	4,808
Teledyne Technologies (1)	576,600	22,833
Triumph Group	470,800	19,939
		183,139
Air Freight & Logistics 0.3%
EGL (1)	294,000	10,713
Global Logistics, Equity Units (1)(2)	954,000	7,809
		18,522
Commercial Services & Supplies 7.6%
Advisory Board (1)(2)	1,050,000	53,046
Corporate Executive Board	875,000	78,671
CoStar Group (1)	250,000	10,330
CRA International (1)	516,100	24,597
Global Cash Access (1)	1,500,000	22,635
IHS (1)	422,100	13,541
Korn/Ferry (1)	2,000,000	41,880
Mobile Mini (1)(2)	2,058,000	58,468
Navigant Consulting (1)	1,798,400	36,076
Resources Global Professionals (1)	1,754,902	47,014
School Specialty (1)(2)	1,568,000	55,335
Taleo, Class A (1)(2)	1,086,000	10,990
Waste Connections (1)	1,500,000	56,865
		509,448
Industrial Conglomerates 1.3%
Roper Industries	2,000,000	89,480
		89,480
Machinery 2.8%
Actuant, Class A (2)	1,500,000	75,150
ESCO Technologies (1)	400,000	18,416
Oshkosh Truck	1,862,000	93,975
		187,541
Trading Companies & Distributors 1.6%
H&E Equipment Services (1)	250,000	6,097
Interline Brands (1)	1,300,000	32,084
MSC Industrial Direct	980,000	39,925
United Rentals (1)	735,000	17,089
Williams Scotsman Intl (1)	382,400	8,168
		103,363

Total Industrials & Business Services		1,091,493
INFORMATION TECHNOLOGY 23.0%

Communications Equipment 0.5%
ADTRAN	588,000	14,018
Finisar (1)	1,300,000	4,719
IXIA (1)	600,000	5,346
Packeteer (1)	800,000	6,888
		30,971
Computers & Peripherals 0.6%
Avid Technology (1)	662,000	24,110
Intermec (1)	516,600	13,618
Rackable Systems (1)	213,900	5,854
		43,582
Electronic Equipment & Instruments 2.0%
Cogent (1)	887,582	12,187
DTS (1)	356,400	7,549
International Displayworks (1)	2,182,000	13,899
Mercury Computer Systems (1)	243,000	2,880
Molex	98,000	3,819
National Instruments	833,000	22,774
Orbotech (1)	955,000	22,633
Scansource (1)	600,000	18,198
Trimble Navigation (1)	569,900	26,831
		130,770
Internet Software & Services 3.4%
24/7 Media (1)	2,116,000	18,071
aQuantive (1)	830,000	19,605
Bankrate (1)	300,000	7,968
CNET Networks (1)	2,314,000	22,168
Digital Insight (1)	568,500	16,668
Digital River (1)	701,300	35,851
Digitas (1)	1,556,120	14,970
Equinix (1)	209,900	12,615
Liquidity Services (1)	400,000	6,236
LoopNet (1)	235,000	2,975
Marchex, Class B (1)	1,030,000	15,800
The Knot (1)	1,140,000	25,228
Websense (1)	593,300	12,821
WebSideStory (1)(2)	1,320,700	17,446
		228,422
IT Services 3.2%
Fidelity National Information	1,274,000	47,138
Forrester Research (1)	298,500	7,854
Global Payments	1,250,000	55,012
Heartland Payment	825,000	21,450
Maximus	343,000	8,952
Moneygram International	380,600	11,060
Paychex	98,000	3,611
RightNow Technologies (1)	1,180,000	18,420
SkillSoft ADR (1)	3,450,000	22,046
SRA International, Class A (1)	200,000	6,012
TALX Corporation	440,000	10,789
		212,344
Semiconductor & Semiconductor Equipment 6.7%
Advanced Energy Industries (1)	784,000	13,359
Altera (1)	588,000	10,807
AMIS Holdings (1)	1,395,075	13,239
Analog Devices	735,000	21,602
Atheros Communications (1)	1,000,000	18,130
ATMI (1)	548,300	15,939
Cabot Microelectronics (1)	300,000	8,646
Centillium Communications (1)	1,300,000	2,652
CEVA (1)	504,100	2,853
Cognex	196,000	4,951
Conexant Systems (1)	4,650,000	9,300
Credence Systems (1)	980,000	2,793
Cymer (1)	752,258	33,032
Entegris (1)	2,206,900	24,077
FEI (1)	1,551,750	32,757
Integrated Device Technology (1)	3,643,000	58,507
Intersil Holding, Class A	1,004,000	24,648
Intevac (1)	1,000,000	16,800
Lattice Semiconductor (1)	1,666,000	11,362
Linear Technology	196,000	6,100
Maxim Integrated Products	735,000	20,631
MKS Instruments (1)	275,000	5,585
PDF Solutions (1)	1,064,600	11,668
Pixelworks (1)	1,000,000	2,950
PMC-Sierra (1)	3,784,000	22,477
Semtech (1)	1,227,000	15,657
Silicon Laboratories (1)	663,300	20,576
Virage Logic (1)	939,200	8,556
Xilinx	490,000	10,756
		450,410
Software 6.6%
Activision (1)	2,940,000	44,394
Bottomline Technologies (1)(2)	1,198,000	11,692
Convera (1)	1,470,000	7,776
FactSet Research Systems	1,521,400	73,894
FileNet (1)	382,000	13,305
Jack Henry & Associates	2,152,200	46,853
Kronos (1)	784,000	26,727
McAfee (1)	685,000	16,755
Motive (1)	1,131,700	2,614
NAVTEQ (1)	796,000	20,784
Net 1 UEPS Technologies (1)	392,000	8,961
Open Solutions (1)(2)	1,150,000	33,132
Quest Software (1)	1,158,400	16,542
Red Hat (1)	1,274,000	26,856
Take-Two Interactive Software (1)	1,268,000	18,082
THQ (1)	431,991	12,601
Ultimate Software Group (1)	657,000	15,459
Verint Systems (1)	839,000	25,212
Wind River Systems (1)	1,602,400	17,162
		438,801

Total Information Technology		1,535,300
MATERIALS 0.5%

Chemicals 0.5%
Airgas	400,000	14,468
Symyx Technologies (1)	1,000,000	21,190
Total Materials		35,658
TELECOMMUNICATION SERVICES 5.4%

Diversified Telecommunication Services 0.4%
Time Warner Telecom, Class A (1)	1,515,000	28,800
		28,800
Wireless Telecommunication Services 5.0%
Crown Castle International (1)	1,725,000	60,789
NII Holdings, Class B (1)	3,600,000	223,776
SBA Communications (1)	1,850,000	45,011
Wireless Facilities (1)	2,000,000	4,280
		333,856
Total Telecommunication Services		362,656
Total Miscellaneous Common Stocks 0.5% (4)		30,924
Total Common Stocks (Cost $4,241,942)		6,615,070
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(5)	59,674,969	59,675
Total Short-Term Investments (Cost $59,675)		59,675
Total Investments in Securities
99.9% of Net Assets (Cost $4,301,617)		$6,674,745

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated Company
(3)	Restricted Security
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	9/30/06	12/31/05
AC Moore Arts &
Crafts	$ 368	$ 206	$-	$19,030	$14,550
Acadia
Pharmaceuticals	1,563	2,501	-	9,720	12,925
Acadia
Pharmaceuticals,
Warrants, 4/1/10	-	-	-	64	221
Actuant	1,974	458	120	75,150	83,700
Advisory Board	14,232	553	-	53,046	*
Agile Software	-	-	-	-	10,178
Altiris	-	-	-	-	15,476
Bottomline
Technologies	13,596	26	-	11,692	-
Christopher & Banks	-	371	276	57,781	37,560
Combinatorx	4,979	-	-	3,115	-
Delta Financial	2,755	188	247	16,030	12,109
Endeavor Acquisition	-	248	-	12,553	12,153
Global Logistics	7,792	160	-	7,809	-
HealthStream	-	50	-	8,178	5,604
Mobile Mini	3,198	292	-	58,468	47,039
Open Solutions	-	2,260	-	33,132	28,650
Psivida Limited ADS	-	-	-	1,790	*
School Specialty	-	492	-	55,335	58,304
Senomyx	1,674	180	-	24,592	18,180
Spanish Broadcasting,
Class A	-	-	-	**	11,152
Taleo, Class A	7,544	151	-	10,990	6,640
The Finish Line, Class A	-	-	-	**	30,485
The Knot	-	-	-	**	8,580
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	5,245	59,675	230,004
Tuesday Morning	-	-	-	-	30,334
WebSideStory	20,614	280	-	17,446	-
Totals			$5,888	$535,596	$673,844

‡	Includes dividend income of $5,888 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
**	The issuer was not considered an affiliated company at September 30, 2006.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $3,572 and represents 0.1% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Acadia Pharmaceuticals, Warrants 4/1/10	4/20/05	$0
Mannkind, Warrants, 8/5/10	8/5/05	8
Myogen, Warrants, 9/29/09	9/29/04	14
Totals		$22

The fund has registration rights for certain restricted securities held as of September 30, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $4,301,617,000. Net unrealized gain aggregated $2,373,128,000 at period-end, of which $2,701,695,000 related to appreciated investments and $328,567,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2006, total realized gain/loss on all affiliated companies was $8,369,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006